Related Party Transactions - Details of Compensation to Key Management Officers (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Short-term benefits	₩ 111,900	₩ 109,546	₩ 119,658
Long-term benefits	18,115	15,288	13,562
Retirement benefits	22,239	16,238	21,231
Compensation to key management	₩ 152,254	₩ 141,072	₩ 154,451